Note 8 - Intangible Assets (Details) - Gross Carrying Amount and Accumulated Amortization of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 4,160
Finite-lived intangible assets, accumulated amortization	(2,268)
Finite-lived intangible assets, unamortized intangible assets	1,892
Mortgage Servicing Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	3,739	$ 3,600
Finite-lived intangible assets, accumulated amortization	(2,240)	(2,093)
Finite-lived intangible assets, unamortized intangible assets	1,499	$ 1,507
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	421
Finite-lived intangible assets, accumulated amortization	(28)
Finite-lived intangible assets, unamortized intangible assets	$ 393